Consolidated Balance Sheets (Parenthetical) - $ / shares	Sep. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' Equity
Preferred stock, par value	$ 0.001
Preferred stock, authorized	50,000,000	10,000,000	10,000,000
Preferred stock, issued	0	0	0
Preferred stock, outstanding	0	0	0
Common stock, par value	$ 0.001
Common stock, authorized	450,000,000	210,000,000	20,000,000
Common stock, issued	40,758,328	98,720,060	7,575,340
Common stock, outstanding	40,758,328	98,720,060	7,575,340
Restricted stock	337,683	6,683,340	1,658,333